VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Cost	$ 1,715,510	$ 1,360,605
Accumulated depreciation	338,377	270,989
Vessels and equipment, net	$ 1,377,133	$ 1,089,616